UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.  Name and address of issuer:

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, CO  80203

2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  ☐

Alerian Energy Infrastructure ETF

ALERIAN MLP ETF

Alps Equal Sector Weight ETF

ALPS International Sector Dividend Dogs ETF

ALPS Sector Dividend Dogs ETF

ALPS/GS Momentum Builder Asia ex-Japan Equities and U.S. Treasuries Index ETF

ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF

ALPS/GS Momentum Builder Multi-Asset Index ETF

ALPS/GS Risk-Adjusted Return US Large Cap Index ETF

Barron's 400 ETF

Cohen & Steers Global Realty Majors ETF

Jefferies|TR/J CRB Global Commodity Equity Index Fund

RiverFront Strategic Income Fund

U.S. Equity High Volatility Put Write Index Fund

VelocityShares Emerging Asia DR ETF

VelocityShares Emerging Markets DR ETF

VelocityShares Russia Select DR ETF

VelocityShares Tail Risk Hedged Large Cap ETF

VelocityShares Volatility Hedged Large Cap ETF

3.  Investment Company Act File Number: 811-22175

    Securities Act File Number: 333-148826

4(a)

Last day of fiscal year for which this Form is filed:

November 30, 2013

4(b) []  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) ¨  Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

(i)

Aggregate sale price of securities
sold during the fiscal year pursuant

to section 24(f):               $   3,820,260,636

(ii)

Aggregate price of securities
redeemed or repurchased during the
fiscal year:                      $     515,615,221

(iii)

Aggregate price of securities redeemed

or repurchased during any prior fiscal

year ending no earlier than October

11, 1995 that were not previously used

to reduce registration fees payable

to the Commission:                        $             0

(iv)

Total available redemption credits

[add Items 5(ii) and 5(iii):              $     515,615,221

(v)

Net sales -- if Item 5(i) is greater

than Item 5(iv) [subtract Item 5(iv)

from Item 5(i)]:                          $    3,304,645,415

(vi)

Redemption credits available for use

in future years - if Item 5(i) is less

than Item 5(iv) [subtract Item 5(iv)

from Item 5(i)]:               $ _______ __(0)

(vii)

Multiplier for determining registration

fee (See Instruction C.9):        X             0.01288%

(viii)

Registration fee due [multiply Item

5(v) by Item 5(vii)] (enter “0” if no

fee is due):                      =    $      425,638.33

6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $  N/A

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $  N/A

7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): $    N/A

8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:  =  $   425,638.33

9.  Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[☑] Wire Transfer

[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Patrick D. Buchanan, Treasurer

    Patrick D. Buchanan, Treasurer

Date February 28, 2014

* Please print the name and title of the signing officer below the signature.